Income Taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income from Continuing and Discontinued Operations Before Income Taxes
f.	Income from continuing and discontinued operations before income taxes is comprised of the following:

	Year ended March 31,
	2015	2014	2013
Domestic (Israel)	$250,979	$190,233	$65,934
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	329,914	253,355	268,735

Income from continuing and discontinued operations before taxes	$580,893	$443,588	$334,669

Components of Taxes on Income
g.	Taxes on income are comprised of the following:

	Year ended March 31,
	2015	2014	2013
Current taxes	$166,466	$106,561	$93,165
Prior years’ benefits	(20)	(124)	(6,544)
Deferred income benefits	(70,387)	(23,708)	(18,822)

	$96,059	$82,729	$67,799

Domestic	$25,881	$16,852	$1,139
Foreign	70,178	65,877	66,660

	$96,059	$82,729	$67,799

Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate
h.	Reconciliation of the statutory tax rate of the parent company in Israel to the effective consolidated tax rate:

	Year ended March 31,
	2015	2014	2013
Statutory tax rate (In Israel)	26.5%	25.0%	25.0%
(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs	(7.0%)	(5.0%)	(4.0%)
Different tax rates applicable to non-Israeli subsidiaries	(4.0%)	(2.0%)	1.0%
Uncertain tax positions, net	1.0%	1.0%	(3.0%)
Taxes (benefits) from prior years	0.0%	0.0%	1.0%

Effective consolidated tax rate	16.5%	19.0%	20.0%

Components of Current Taxes
i.	Current taxes are calculated at the following rates:

	Year ended March 31,
	2015	2014	2013
On Israeli operations (not including “Approved Enterprise”)	26.5%	25.0%	25.0%
On U.S. operations *	35.5%	35.0%	35.0%
On Canadian operations *	25.0%	25.0%	25.0%
On U.K. operations *	21.0%	23.0%	24.0%
On Ireland operations *	12.5%	12.5%	12.5%

*	The U.S., Canadian, U.K., and Irish subsidiaries are taxed on the basis of the tax laws prevailing in their countries of residence. The Canadian subsidiary qualifies for research and development tax credits and manufacturing and processing credits, thereby reducing its effective tax rate.

Schedule of Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and carryforward losses.

	March 31,
	2015	2014
Deferred tax assets:
Net operating loss carryforward	$10,379	$12,347
Deferred revenue	34,834	23,343
Property, plant, and equipment	921	1,224
Accrued expenses	131,524	91,603
Bad debt allowance	39	38
Amortization and impairment	5,406	5,917
Other, net	32,259	12,695

Total deferred tax assets	215,362	147,167
Valuation allowance for deferred tax assets	(11,301)	(13,573)

Net deferred tax assets	204,061	133,594

Deferred tax liabilities:
Property, plant, and equipment	(1,901)	(1,739)
Other, net	(261)	(343)

Total deferred tax liabilities	(2,162)	(2,082)

Net deferred tax assets	$201,899	$131,512

Domestic	$12,721	$9,990
Foreign	189,178	121,522

	$201,899	$131,512

Schedule of Deferred Income Taxes Presented in Balance Sheet

The deferred income taxes are presented in the balance sheet as follows:

	March 31,
	2015	2014
Among current assets (“other receivables and prepaid expenses”)	$199,908	$128,689
Long-term deferred income tax assets	4,153	4,905
Among short-term liabilities	(261)	(343)
Among long-term liabilities	(1,901)	(1,739)

	$201,899	$131,512

Schedule of Uncertain Tax Positions
p.	Uncertain tax positions:

	March 31,
	2015	2014	2013
Unrecognized tax exposure at beginning of year	$6,858	$6,634	$13,828
Increases as a result of positions taken in prior period	129	146	1,912
Decreases as a result of positions taken in prior period	(462)	(1,815)	(115)
Increases as a result of positions taken in current period	2,501	1,893	1,495
Decreases due to settlements with tax authorities	(60)	—	(10,216)
Decreases due to expiration of statute of limitations	—	—	(270)

Unrecognized tax exposure at end of year	$8,966	$6,858	$6,634